Receivables, other receivables and deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Receivables, Other Receivables and Deposits

	2025		2024	2023

Utility deposit	785,600	(1)	375,000	375,000
Deposit for the purchase of miners	-		160,000	397,000
Hosting service in Tennessee data center	23,366		-	-
Other sundry deposits	7,881		23,707	2,345
	816,847		558,707	774,345

(1)	The Company increased capacity from 10MM to 22MW. Thus, Duff and Memphis site increased electricity deposit by $125,000 and $285,600, respectively.